Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Information
Segment information is as follows ($ thousands):

2016	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	975,214	1,128,306	512,660	1,759,843	4,376,023	—	(437)	4,375,586
Product sales	398,241	65,269	314,644	1,295	779,449	—	(1,139)	778,310
Total revenue	1,373,455	1,193,575	827,304	1,761,138	5,155,472	—	(1,576)	5,153,896

Operating income (loss)	344,125	300,394	144,125	585,517	1,374,161	(245,600)	(468,125)	660,436
Depreciation and amortization	94,177	143,882	49,739	144,165	431,963	12,454	438,052	882,469
Expenditures for long-lived assets	(132,297)	(148,641)	(97,957)	(91,834)	(470,729)	(3,460)	—	(474,189)
Long-lived assets (at year end)	394,233	603,927	284,276	275,079	1,557,515	—	—	1,557,515
Total assets (at year end)	5,577,491	2,396,557	3,021,448	3,724,856	14,720,352	339,810	—	15,060,162

2015	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,189	992,684	512,004	1,702,174	3,987,051	—	(9,358)	3,977,693
Product sales	321,618	52,986	341,070	1,872	717,546	—	(6,183)	711,363
Total revenue	1,101,807	1,045,670	853,074	1,704,046	4,704,597	—	(15,541)	4,689,056

Operating income (loss)	294,256	182,615	164,949	554,937	1,196,757	(292,371)	(364,430)	539,956
Depreciation and amortization	78,918	154,693	44,787	146,265	424,663	13,113	342,052	779,828
Expenditures for long-lived assets	(82,834)	(107,854)	(93,666)	(22,422)	(306,776)	(11,618)	—	(318,394)
Long-lived assets (at year end)	403,482	616,760	236,043	220,910	1,477,195	—	—	1,477,195
Total assets (at year end)	6,077,680	2,476,112	2,950,807	2,855,797	14,360,396	754,296	—	15,114,692

2014	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	45,575	865,023	473,653	2,104,996	3,489,247	—	722	3,489,969
Product sales	86,926	75,074	156,976	3,366	322,342	—	—	322,342
Total revenue	132,501	940,097	630,629	2,108,362	3,811,589	—	722	3,812,311

Operating income (loss)	1,054	74,293	156,295	711,881	943,523	(150,268)	(78,204)	715,051
Depreciation and amortization	25,717	151,684	39,027	172,622	389,050	4,575	78,927	472,552
Expenditures for long-lived assets	(25,454)	(111,325)	(43,716)	(78,858)	(259,353)	(3,489)	—	(262,842)
Long-lived assets (at year end)	84,424	646,631	184,553	294,360	1,209,968	—	—	1,209,968
Total assets (at year end)	374,806	2,343,289	1,868,190	3,367,591	7,953,876	481,421	—	8,435,297

Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of the Company’s customers, is as follows:

	December 31,
($ thousands)	2016	2015	2014

United States	2,472,013	2,030,251	1,024,917
Italy	1,778,750	1,712,583	2,119,303
United Kingdom	82,271	93,839	93,366
All other	820,862	852,383	574,725
Total	5,153,896	4,689,056	3,812,311

Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets based on the geographical location of the assets are as follows:

	December 31,
($ thousands)	2016	2015

United States	989,374	976,439
Italy	254,052	202,971
United Kingdom	47,388	46,658
All other	266,701	251,127
Total	1,557,515	1,477,195